CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Common shares, par value (in dollars per share)	$ 0.01	$ 0.10
Common shares authorized (in shares)	375,000,000	138,880,000
Shares issued (in shares)	49,999,998	100,384,435